(212) 318-6054

vadimavdeychik@paulhastings.com

September 11, 2020

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Kayne Anderson BDC, LLC

Ladies and Gentlemen

We are counsel to Kayne Anderson BDC, LLC. This registration statement on Form 10 is being submitted in order to register a class of shares under the Securities Exchange Act of 1934. Please contact David Hearth at (415) 856-7007 or Vadim Avdeychik at (212) 318-6054 with comments and questions.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik for PAUL HASTINGS LLP